Consolidated Balance Sheets	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Series A Preferred Shares USD ($)	Dec. 31, 2011 Series A Preferred Shares CNY	Dec. 31, 2010 Series A Preferred Shares CNY	Dec. 31, 2011 Series B Preferred Shares USD ($)	Dec. 31, 2011 Series B Preferred Shares CNY	Dec. 31, 2010 Series B Preferred Shares CNY	Dec. 31, 2011 Ordinary shares USD ($)	Dec. 31, 2011 Ordinary shares CNY	Dec. 31, 2010 Ordinary shares CNY	Dec. 31, 2011 High-vote ordinary shares USD ($)	Dec. 31, 2011 High-vote ordinary shares CNY	Dec. 31, 2010 High-vote ordinary shares CNY
Current assets:
Cash and cash equivalents	$ 65,408,752	411,676,144	381,425,946
Restricted cash	9,755,477	61,400,000	60,600,000
Short-term investments	227,748,272	1,433,424,847	580,005,239
Accounts receivable, net	13,236,815	83,311,187	58,891,202
Amounts due from related parties	1,848,214	11,632,475	1,240,005
Prepaid expenses	2,895,276	18,222,577	11,429,403
Other current assets	5,364,069	33,760,916	24,209,316
Total current assets	326,256,875	2,053,428,146	1,117,801,111
Property and equipment, net	7,027,398	44,229,738	41,896,394
Investment in equity affiliates	2,470,431	15,548,648	12,680,000
Goodwill	9,701,581	61,060,783	61,060,783
Intangible assets, net	843,399	5,308,267	5,855,467
Other non-current assets	4,948,021	31,142,347	29,903,505
Total assets	351,247,705	2,210,717,929	1,269,197,260
Current liabilities:
Accounts payable	9,675,837	60,898,752	54,363,783
Income taxes payable	1,113,658	7,009,250	5,002,058
Amounts due to related parties	416,983	2,624,452	1,872,126
Deferred revenue	3,317,564	20,880,415	14,478,113
Accrued expenses and other current liabilities	17,761,086	111,786,495	97,182,441
Total current liabilities	32,285,128	203,199,364	172,898,521
Other liabilities	244,012	1,535,790	1,430,055
Total liabilities	32,529,140	204,735,154	174,328,576
Commitments and contingencies (note 10)
Shareholders' equity
Preferred shares
Ordinary shares										455,119	2,864,471	1,991,115	427,549	2,690,950	2,362,999
Treasury stock, at cost (3,719,928 and 2,920,756 ordinary shares as at December 31, 2010 and 2011, respectively)	(11,994,827)	(75,494,243)	(96,152,839)
Additional paid-in capital	351,049,280	2,209,469,065	1,352,427,354
Accumulated deficit	(21,218,556)	(133,547,468)	(165,759,945)
Total shareholders' equity	318,718,565	2,005,982,775	1,094,868,684
Total liabilities and shareholders' equity	$ 351,247,705	2,210,717,929	1,269,197,260